Summary of Activities Regarding Stock Acquisition Rights Plan (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Number of shares
Exercised	948,500	134,800
Stock Acquisition Rights Plan
Number of shares
Outstanding at beginning of the fiscal year	17,789,900
Granted	1,892,400
Exercised	948,500		0
Forfeited or expired	2,325,300
Outstanding at end of the fiscal year	16,408,500	17,789,900
Exercisable at end of the fiscal year	12,737,400
Weighted average exercise price
Outstanding at beginning of the fiscal year	¥ 3,094
Granted	2,336
Exercised	1,726
Forfeited or expired	3,514
Outstanding at end of the fiscal year	3,358	¥ 3,094
Exercisable at end of the fiscal year	¥ 3,698
Weighted-average remaining life
Outstanding at end of the fiscal year	5 years 1 month 21 days
Exercisable at end of the fiscal year	4 years 11 days
Total intrinsic Value
Outstanding at end of the fiscal year	¥ 7,889
Exercisable at end of the fiscal year	¥ 4,117